ING American Funds Asset Allocation Portfolio
ING American Funds Asset Allocation Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		ING American Funds Asset Allocation Portfolio
Management Fee	[1][2]	0.29%
Distribution and/or Shareholder Services (12b-1) Fees	[2]	0.70%
Other Expenses	[2]	0.05%
Total Annual Portfolio Operating Expenses	[2]	1.04%
[1]	Based on the management fee of the Master Fund of 0.29%. The adviser does not charge a management fee when all or substantially all of the assets of the Portfolio are invested in the Master Fund.
[2]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the American Funds Insurance Series® Asset Allocation Fund ("Master Fund").

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING American Funds Asset Allocation Portfolio	106	331	574	1,271

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING American Funds Asset Allocation Portfolio	106	331	574	1,271

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Master Fund's portfolio turnover rate was 61% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests all of its assets in Class 1 shares of the Master Fund, a series of American Funds Insurance Series® , a registered open-end investment company. In turn, the Master Fund normally invests in common stocks and other equity securities, bonds and other intermediate and long-term debt instruments, and money market instruments.

The Master Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt instruments of issuers domiciled outside the United States. The Master Fund may invest up to 25% of its debt assets in lower quality debt instruments (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organizations designated by the Master Fund's investment adviser or unrated but determined to be of equivalent quality by the Master Fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The Master Fund will vary its mix of equity securities, debt instruments and money market instruments and expects, but is not required to, maintain an investment mix falling within the following ranges: 40%-80% in equity securities; 20%-50% in debt instruments; and 0%-40% in money market instruments.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio's assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Trustees ("Board") would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio's or Master Fund's performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Asset Allocation Assets will be allocated among asset classes and markets based on judgments by the Master Fund's adviser. There is a risk that the Master Fund may allocate assets to an asset class or market that underperforms other asset classes or markets.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Master Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's shares' performance from year to year, and the table compares the Portfolio's shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 11.48% and Worst quarter: 3rd, 2011, (11.87)%
Average Annual Total Returns% (for the periods ended December 31, 2012)
Average Annual Total Returns		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
ING American Funds Asset Allocation Portfolio		15.56%			3.40%		Apr. 28, 2008
ING American Funds Asset Allocation Portfolio S&P 500® Index	[1]	16.00%			2.91%	[2]
ING American Funds Asset Allocation Portfolio BCAB Index	[1]	4.21%			5.94%	[2]
ING American Funds Asset Allocation Portfolio 60% S&P 500® Index /40% BCAB Index Composite	[1]	11.31%			4.58%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Portfolio's inception for which data is available.